INCOME TAXES (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income tax benefit consists of:
Current	$ 0	$ 0
Deferred
Provision (benefit) for income taxes
Reconciliation of the Federal statutory income tax rate to the Company's effective tax rate is as follows:
Taxes computed at federal rate (35%)	(173,000)	(129,000)
State taxes, net of federal income tax benefit	(21,000)	(15,000)
Noncash Compensation	101,000
Other permanent differences	44,000	10,000
Increase (decrease) in deferred tax asset valuation allowance	49,000	134,000
Provision (benefit) for income taxes
Deferred tax assets:
Net operating loss carryforward	205,000	293,000
Stock options	124,000
Bad debt	37,000	24,000
Net deferred taxes